Operational Ratios	12 Months Ended
Dec. 31, 2017
Operational Ratios [Abstract]
Operational Ratios

32. Operational Ratios

Financial institutions are required to maintain Regulatory Capital (PR), Tier I and Principal Capital consistent with their  risk activities, higher than the minimum requirement of the Regulatory Capital Requirement, represented by the sum of the partial credit, market and operational risk.

The minimum Regulatory Capital requirement (PR) was 11% until December 31, 2015, reducing gradually to 8% on January 1, 2019.The minimum Regulatory Capital requirement until December 31, 2016 is 9.875%. The minimum Total Capital Tier I requirement is 6% from January 1, 2015 and the minimum Principal Capital requirement is 4.5% from October 1, 2013.

In July 2008, the regulations governing the measurement of regulatory capital came into force under the Basel II Standardized Approach. These regulations were revoked by Resolution 4,192/2013 and Resolution 4,278/2013, which came into effect in October 2013. Also, Resolutions 4,193 and 4,281 of 2013, which establish the model for calculating minimum requirements for Reference Equity (PR), of Level I and Principal Capital. These Resolutions determine that the composition of the Referential Equity be made through equity, subordinated debt, hybrid capital instruments. The index is calculated on a consolidated basis, as shown below:

	Financial Conglomerate
Thousand of reais	2017 (1)	2016 (1)	2015 (2)

Tier I Regulatory Capital	56,386,001	56,264,021	52,785,049
Principal Capital	52,196,893	52,136,837	47,840,179
Supplementary capital	4,189,108	4,127,184	4,944,870
Tier II Regulatory Capital	4,250,447	4,280,864	5,182,065
Regulatory Capital (Tier I and II)	60,636,448	60,544,885	57,967,114
Required Regulatory Capital	383,132,693	36,669,570	40,531,194
Portion of Credit Risk (3)	324,696,458	31,309,944	36,355,897
Market Risk Portions (4)	25,857,109	2,388,626	2,300,969
Operational Risk Portion	32,579,126	2,971,000	1,874,328
Basel I Ratio	14.7	15.2	14.3
Basel Principal Capital	13.6	14.0	13.0
Basel	15.8%	16.3%	18.2%

(1) Amounts calculated based on the consolidated information provided by the Consolidated Prudential.

(2) Amounts calculated based on the consolidated information provided by the financial institutions (Financial Conglomerate).

(3) To calculate the capital allocation for credit risk were considered modifications and inclusions of Bacen Circular 3,714 of August 20, 2014, Bacen Circular 3,770 of October 29,2015, which amending Circular 3,644 of March 4, 2013.

(4) Includes portions for market risk exposures subject to variations in rates of foreign currency coupons (PJUR2), price indexes (PJUR3) and interest rate (PJUR1/PJUR4), the price of commodities (PCOM), the price of shares classified as trading portfolios (PACS), and portions for gold exposure and foreign currency transactions subject to foreign exchange (PCAM).

The risk activity is ruled by the following basic principles, which are aligned with the strategy and business model of the Santander Group, and takes into account the recommendations of the supervisory authorities, regulators and the best market practices.

• Integration in the Culture of Risks;

• Management Involvement;

• Independence of the Risk Function;

• Formulation of Risk Appetite;

• Fully Risk Consideration;

• Anticipation and Predictability;

• Common Management Instruments;

• Decision and Collegiate Bodies;

• Organizational structure;

• Limits Authority  and Responsibilities;

• Risks Limitation;

• Efficient Information Channels.

The fundamental principles ruling the risk governance model are:

• Independence of the risk function in relation to the business area;

• Management involvement in decision-making;

• Collegiate decisions and consensus on credit operations.

Based on these principles, the governance structure of the decision-making process is composed of committees that act according to pre-defined levels of authority. The CER - Executive Risk Committee is the local decision forum with representatives of Bank Management, including the CEO, the risk vice president and the other members of the executive committee. The main attributions of this Committee are:

• Follow the evolution of credit and market portfolios;

• Decide on credit proposals;

• Define and follow the Risk Appetite fulfilment;

• Define the actions regarding the recommendations formulated by the local regulator;

• Approve the risk regulation as well as the changes in risk policies that impact revenues, margin or provision expenses.

The Capital Policies of Banco Santander establish the general guidelines that should rule the areas involved operations in the capital management and control processes.

The content is structured as follows:

• Strategic Capital Policies;

• Capital Management and Control Policies;

• Operational Capital Policies;

• Organizational Structure and Governance Policies.

All processes related to capital issues follow a governance of approval that is aligned with the standards established in the Risk Governance Model mentioned above.

The definition of committees and approvals are established from the lines of defense:

• 1st Line of Defense: the main functions is the process of capital management coordination, annual capital planning definition, capital structure establishment, annual capital budgets monitoring, etc. .;

• 2nd Line of Defense: must ensure effective control of capital risk management and certify that the level of risk appetite is covering the institution's capital;

• 3rd Line of Defense: represents the role of independent reviewer.

Banco Santander, quarterly disclose information relating to risk management and Required Regulatory Capital (PRE) which is not an extension of the Financial Statements and it isn't audited. A report with further details of the structure and methodology will be disclosed at the website www.santander.com.br/ri.

Financial institutions are required to maintain investments in tangible assets compatible with adjusted regulatory capital. Funds invested in tangible assets, calculated on a consolidated basis, are limited to 50% of adjusted regulatory capital, as per prevailing regulation. On December 31, 2017, 2016 and 2015 Banco Santander classifies for said index.